Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at Dec. 31, 2022			[1]		[1]	$ 165,228,622		$ (59,081,432)	$ (3,333,541)	$ (263,507)	$ 102,550,142
Balance (in Shares) at Dec. 31, 2022	[1]	376
Conversion of convertible notes			[1]		[1]	3,128,453					3,128,453
Conversion of convertible notes (in Shares)	[1]	31
Issuance shares for acquisitions			[1]		[1]	36,718,737					36,718,737
Issuance shares for acquisitions (in Shares)	[1]	453
Issuance shares as prepayment for potential acquisition			[1]		[1]	15,906,186					15,906,186
Issuance shares as prepayment for potential acquisition (in Shares)	[1]	194
Issuance of shares for private placement		$ 33	[1]		[1]	49,037,686	(40,500,000)				8,537,719
Issuance of shares for private placement (in Shares)	[1]	36,679
Share based compensation			[1]		[1]	6,058,117					6,058,117
Share based compensation (in Shares)	[1]	418
Split shares			[1]			(3,527)					(3,527)
Capital contribution by non-controlling shareholder			[1]		[1]					115,050	115,050
Net loss for the year			[1]		[1]			(109,598,441)		(12,628,754)	(122,227,195)
Non-controlling interests recognized from step acquisitions			[1]		[1]					23,946,670	23,946,670
Put options compensations		$ 31	[1]		[1]	71,006,083					71,006,114
Put options compensations (in Shares)	[1]	34,036
Transfer Class A to Class B			[1]		[1]
Transfer Class A to Class B (in Shares)	[1]	(68)		2,031
Foreign currency translation adjustment			[1]		[1]				(1,728,975)	13,256	(1,715,719)
Balance at Dec. 31, 2023		$ 64	[1]		[1]	347,080,357	(40,500,000)	(168,679,873)	(5,062,516)	11,182,715	144,020,747
Balance (in Shares) at Dec. 31, 2023	[1]	72,119		2,031
Issuance of shares for private placement			[1]		[1]	101,639	500,000				601,639
Issuance of shares for private placement (in Shares)	[1]	32
Stock dividend		$ 4	[1]		[1]	10,872,746		(10,872,750)
Stock dividend (in Shares)	[1]	4,326
Deregister subsidiaries			[1]		[1]	(173,793)				173,793
Shares receivable from potential acquisition			[1]		[1]		(15,906,186)				(15,906,186)
Share based compensation			[1]		[1]	5,834,999					5,834,999
Split shares			[1]		[1]	(3,435)					(3,435)
Split shares (in Shares)	[1]	(10)
Capital contribution by non-controlling shareholder			[1]		[1]					38,892	38,892
Net loss for the year			[1]		[1]			(76,237,228)		(7,595,933)	(83,833,161)
Foreign currency translation adjustment			[1]		[1]				(1,009,725)	163,697	(846,028)
Balance at Dec. 31, 2024		$ 68	[1]		[1]	363,712,513	(55,906,186)	(255,789,851)	(6,072,241)	3,963,164	49,907,467
Balance (in Shares) at Dec. 31, 2024	[1]	76,467		2,031
Issuance of shares for private placement		$ 412	[1]		[1]	35,399,588	(30,400,000)				5,000,000
Issuance of shares for private placement (in Shares)	[1]	457,364
Stock dividend			[1]		[1]	(36,027,400)	40,000,000				3,972,600
Disposal subsidiaries			[1]		[1]					(4,307,069)	(4,307,069)
Share based compensation			[1]	$ 6	[1]	6,027,630					6,027,636
Share based compensation (in Shares)	[1]			200,000
Split shares			[1]		[1]	(15,906,186)	15,906,186
Split shares (in Shares)	[1]	(194)
Net loss for the year			[1]		[1]			(26,200,687)		(201,720)	(26,402,407)
Non-controlling interests recognized from step acquisitions			[1]		[1]					5,244,823	5,244,823
Foreign currency translation adjustment			[1]		[1]				737,222	(173,132)	564,090
Balance at Dec. 31, 2025		$ 480	[1]	$ 6	[1]	$ 353,206,145	$ (30,400,000)	$ (281,990,538)	$ (5,335,019)	$ 4,526,066	$ 40,007,140
Balance (in Shares) at Dec. 31, 2025	[1]	533,637		202,031

[1]	Retroactively restated for one-for-thirty reverse split with effective date of February 10, 2026.